CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jan. 31, 2024	Jan. 31, 2023
CURRENT ASSETS
Cash	$ 320,952	$ 276,385
Accounts receivable (net)
Trade (Note 5)	51,569	45,173
Other (Note 6)	12,193	11,658
Prepaid expenses and other	33,468	25,435
TOTAL CURRENT ASSETS	418,182	358,651
OTHER LONG-TERM ASSETS (Note 18)	24,737	22,247
PROPERTY AND EQUIPMENT, NET (Note 7)	11,552	11,434
RIGHT-OF-USE ASSETS (Note 12)	6,257	6,774
DEFERRED INCOME TAXES	2,097	11,483
INTANGIBLE ASSETS, NET (Note 8)	251,047	229,808
GOODWILL (Note 9)	760,413	675,647
TOTAL ASSETS	1,474,285	1,316,044
CURRENT LIABILITIES
Accounts payable	17,484	10,569
Accrued liabilities (Note 10)	91,824	80,309
Lease obligations (Note 12)	3,075	3,397
Income taxes payable	6,734	7,536
Deferred revenue (Note 18)	84,513	67,784
TOTAL CURRENT LIABILITIES	203,630	169,595
LEASE OBLIGATIONS (Note 12)	3,903	3,923
DEFERRED REVENUE (Note 18)	1,464	1,615
INCOME TAXES PAYABLE	6,153	6,120
DEFERRED INCOME TAXES	21,101	35,400
TOTAL LIABILITIES	236,251	216,653
COMMITMENTS, CONTINGENCIES AND GUARANTEES (Note 13)
SHAREHOLDERS' EQUITY (Note 14)
Common shares - unlimited shares authorized; Shares issued and outstanding totaled 85,183,455 at January 31, 2024 (January 31, 2023 - 84,820,100)	551,164	538,448
Additional paid-in capital	494,701	486,551
Accumulated other comprehensive loss	(28,586)	(30,456)
Retained earnings	220,755	104,848
TOTAL SHAREHOLDERS' EQUITY	1,238,034	1,099,391
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 1,474,285	$ 1,316,044